UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

loanDepot.com, LLC1

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2021 to March 31, 2021

Date of Report (Date of earliest event reported):  May 12, 2021
Commission File Number of securitizer:
Central Index Key Number of securitizer: 0001596242

Peter Macdonald (949) 470-6237
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

[1]
loanDepot.com, LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period. loanDepot.com, LLC is also a securitizer of asset-backed securities guaranteed by Ginnie Mae (“GNMA MBS”). loanDepot.com, LLC has no repurchase activity to report for the quarterly reporting period except for the specific GNMA MBS issuances described in Item 1.02 of this Form ABS-15G.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

N/A

Item 1.02	Periodic Filing of Rule 15Ga-1 Representation and Warranties Disclosure

As a securitizer of GNMA MBS, loanDepot.com, LLC provides the tabular disclosures below with respect to the specific GNMA MBS issuances (identified by Pool #) for which there was reportable repurchase activity during the reporting period covered by this Form ABS-15G.

Name of Issuing	Check if Registered	Name of Originator	Total Assets in ABS by Originator (1)	Assets That Were Subject of Demand (2)(3)	Assets That Were Repurchased or Replaced (2)(4)	Assets Pending Repurchase or Replacement (within cure period) (2)(5)	Demand in Dispute (2)(6)	Demand Withdrawn (2)	Demand Rejected (2)

Entity			# $ (%)	# $ (%)	# $ (%)	# $ (%)	# $(%)	# $ (%)	# $ (%)

(a)	(b)	(c)	(d) (e) (f)	(g) (h) (i)	(j) (k) (l)	(m) (n) (o)	(p) (q) (r)	(s) (t) (u)	(v) (w) (x)
GNMA-II Pool # BJ2870		loanDepot.com, LLC	27 / $5,495,441 / 100%			1 / $143,966 / 2.62%
GNMA-II Pool # BK0836		loanDepot.com, LLC	55 / $3,814,134 / 100%		1 / $50,875 / 1.334%
GNMA-II Pool # BK8983		loanDepot.com, LLC	26 / $5,946,362 / 100%	1 / $144,000 / 2.422%		1 / $144000 / 2.422%
GNMA-II Pool # BL6507		loanDepot.com, LLC	33 / $3,273,249 / 100%	1 / $107,908 / 3.297%	1 / $107,908 / 3.297%
GNMA-II Pool # BL6529		loanDepot.com, LLC	31 / $3,994,285 / 100%	1 / $132,554 / 3.319%	1 / $132,554 / 3.319%
GNMA-II Pool # BM9365		loanDepot.com, LLC	98 / $22,972,266 / 100%		1 / $215,916 / 0.94%
GNMA-II Pool # BM9430		loanDepot.com, LLC	42 / $5,430,777 / 100%		1 / $137,365 / 2.529%
GNMA-II Pool # BM9440		loanDepot.com, LLC	43 / $12,142,446 / 100%	1 / $176,248 / 1.452%	1 / $176,248 / 1.452%
GNMA-II Pool # BM9441		loanDepot.com, LLC	117 / $29,226,611 / 100%	1 / $319,113 / 1.092%	1 / $319,113 / 1.092%
GNMA-II Pool # BM9479		loanDepot.com, LLC	142 / $33,084,779 / 100%			1 / $205,214 / 0.62%
GNMA-II Pool # BM9526		loanDepot.com, LLC	45 / $11,124,389 / 100%		1 / $220,924 / 1.986%
GNMA-II Pool # BM9533		loanDepot.com, LLC	47 / $14,687,666 / 100%		1 / $273,946 / 1.865%
GNMA-II Pool # BO1161		loanDepot.com, LLC	163 / $45,314,949 / 100%	1 / $290,000 / 0.64%		1 / $290,000 / 0.64%
GNMA-II Pool # BO1191		loanDepot.com, LLC	182 / $48,253,842 / 100%	2 / $379,053 / 0.786%	1 / $153,947 / 0.319%	1 / $225,106 / 0.467%
GNMA-II Pool # BO1245		loanDepot.com, LLC	178 / $47,334,922 / 100%	1 / $401,785 / 0.849%	1 / $401,785 / 0.849%
GNMA-II Pool # BO1257		loanDepot.com, LLC	45 / $10,921,309 / 100%	2 / $710,086 / 6.502%	2 / $710,086 / 6.502%
GNMA-II Pool # BP4876		loanDepot.com, LLC	153 / $45,411,113 / 100%	1 / $350,000 / 0.771%		1 / $350,000 / 0.771%
GNMA-II Pool # BP5068		loanDepot.com, LLC	125 / $36,147,495 / 100%	1 / $63,050 / 0.174%		1 / $63,050 / 0.174%
GNMA-II Pool # BP5083		loanDepot.com, LLC	31 / $4,964,169 / 100%	1 / $152,683 / 3.076%		1 / $152,683 / 3.076%
GNMA-II Pool # BP5096		loanDepot.com, LLC	25 / $3,214,017 / 100%	1 / $127,187 / 3.957%	1 / $127,187 / 3.957%

GNMA-II Pool # BP5117	loanDepot.com, LLC	99 / $23,918,942 / 100%	1 / $571,021 / 2.387%	1 / $571,021 / 2.387%
GNMA-II Pool # BQ6715	loanDepot.com, LLC	26 / $6,157,735 / 100%	1 / $199,224 / 3.235%	1 / $199,224 / 3.235%
GNMA-II Pool # BQ6814	loanDepot.com, LLC	79 / $23,802,606 / 100%	1 / $204,300 / 0.858%		1 / $204,300 / 0.858%
GNMA-II Pool # BQ6827	loanDepot.com, LLC	70 / $17,550,732 / 100%	1 / $182,139 / 1.038%	1 / $182,139 / 1.038%
GNMA-II Pool # BQ6829	loanDepot.com, LLC	7 / $734,150 / 100%	1 / $110,907 / 15.107%	1 / $110,907 / 15.107%
GNMA-II Pool # BQ6873	loanDepot.com, LLC	65 / $18,819,827 / 100%		1 / $167,145 / 0.888%
GNMA-II Pool # BR6625	loanDepot.com, LLC	29 / $4,669,372 / 100%	1 / $162,011 / 3.47%	1 / $162,011 / 3.47%
GNMA-II Pool # BR6667	loanDepot.com, LLC	143 / $49,603,577 / 100%	1 / $488,198 / 0.984%		1 / $488,198 / 0.984%
GNMA-II Pool # BR6672	loanDepot.com, LLC	42 / $12,381,746 / 100%	1 / $245,019 / 1.979%		1 / $245,019 / 1.979%
GNMA-II Pool # BR6753	loanDepot.com, LLC	81 / $26,910,187 / 100%	1 / $282,292 / 1.049%	1 / $282,292 / 1.049%
GNMA-II Pool # BR6755	loanDepot.com, LLC	99 / $28,802,360 / 100%	1 / $531,238 / 1.844%	1 / $531,238 / 1.844%
GNMA-II Pool # BR6759	loanDepot.com, LLC	122 / $35,944,300 / 100%	1 / $276,894 / 0.77%	1 / $276,894 / 0.77%
GNMA-II Pool # BR6764	loanDepot.com, LLC	92 / $24,451,748 / 100%	1 / $234,572 / 0.959%	1 / $234,572 / 0.959%
GNMA-II Pool # BR6812	loanDepot.com, LLC	22 / $7,064,812 / 100%				1 / $488,400 / 6.913%
GNMA-II Pool # BS4517	loanDepot.com, LLC	46 / $11,710,664 / 100%	1 / $242,175 / 2.068%	1 / $242,175 / 2.068%
GNMA-II Pool # BS4518	loanDepot.com, LLC	100 / $22,933,296 / 100%		2 / $264,689 / 1.154%
GNMA-II Pool # BS4524	loanDepot.com, LLC	117 / $35,872,898 / 100%	1 / $334,304 / 0.932%	1 / $334,304 / 0.932%
GNMA-II Pool # BS4531	loanDepot.com, LLC	93 / $32,516,000 / 100%	1 / $665,762 / 2.047%	1 / $345,117 / 1.061%	1 / $665,762 / 2.047%
GNMA-II Pool # BS4579	loanDepot.com, LLC	75 / $18,249,977 / 100%		1 / $672,100 / 3.683%
GNMA-II Pool # BS4583	loanDepot.com, LLC	46 / $12,284,922 / 100%	1 / $202,900 / 1.652%		1 / $202,900 / 1.652%
GNMA-II Pool # BS4646	loanDepot.com, LLC	205 / $49,830,462 / 100%		1 / $232,707 / 0.467%
GNMA-II Pool # BS4650	loanDepot.com, LLC	23 / $5,638,735 / 100%	1 / $177,604 / 3.15%	1 / $177,604 / 3.15%
GNMA-II Pool # BS4655	loanDepot.com, LLC	59 / $16,979,219 / 100%	2 / $552,605 / 3.255%		2 / $552,605 / 3.255%
GNMA-II Pool # BS4735	loanDepot.com, LLC	58 / $19,894,968 / 100%	1 / $231,427 / 1.163%		1 / $231,427 / 1.163%
GNMA-II Pool # BS4753	loanDepot.com, LLC	42 / $12,982,339 / 100%	1 / $383,273 / 2.952%		1 / $383,273 / 2.952%
GNMA-II Pool # BT8625	loanDepot.com, LLC	33 / $7,789,445 / 100%	1 / $263,339 / 3.381%		1 / $263,339 / 3.381%
GNMA-II Pool # BT8627	loanDepot.com, LLC	111 / $26,543,802 / 100%		1 / $270,800 / 1.02%
GNMA-II Pool # BT8650	loanDepot.com, LLC	21 / $5,777,076 / 100%	1 / $291,861 / 5.052%		1 / $291,861 / 5.052%
GNMA-II Pool # BT8665	loanDepot.com, LLC	36 / $10,414,308 / 100%	2 / $557,163 / 5.35%	1 / $324,022 / 3.111%	1 / $233,141 / 2.239%
GNMA-II Pool # BT8756	loanDepot.com, LLC	116 / $35,752,633 / 100%		1 / $504,500 / 1.411%
GNMA-II Pool # BT8773	loanDepot.com, LLC	20 / $12,887,938 / 100%		1 / $624,740 / 4.847%

GNMA-II Pool # BT8785	loanDepot.com, LLC	66 / $19,519,957 / 100%		1 / $685,058 / 3.51%
GNMA-II Pool # BT8844	loanDepot.com, LLC	50 / $16,677,011 / 100%		1 / $242,054 / 1.451%
GNMA-II Pool # BT8847	loanDepot.com, LLC	119 / $25,705,347 / 100%		1 / $184,618 / 0.718%
GNMA-II Pool # BV6213	loanDepot.com, LLC	152 / $44,990,378 / 100%		1 / $117,398 / 0.261%
GNMA-II Pool # BV6258	loanDepot.com, LLC	95 / $25,761,282 / 100%		2 / $540,635 / 2.099%
GNMA-II Pool # BV6292	loanDepot.com, LLC	149 / $43,921,502 / 100%		2 / $535,568 / 1.219%
GNMA-II Pool # BV6293	loanDepot.com, LLC	174 / $48,608,597 / 100%		1 / $792,620 / 1.631%
GNMA-II Pool # BV6299	loanDepot.com, LLC	18 / $5,550,125 / 100%		1 / $402,904 / 7.259%
GNMA-II Pool # BV6306	loanDepot.com, LLC	135 / $38,648,458 / 100%		1 / $447,850 / 1.159%
GNMA-II Pool # BV6336	loanDepot.com, LLC	157 / $47,726,841 / 100%		2 / $601,200 / 1.26%
GNMA-II Pool # BV6399	loanDepot.com, LLC	150 / $45,627,444 / 100%		1 / $342,569 / 0.751%
GNMA-II Pool # BV6437	loanDepot.com, LLC	82 / $29,008,201 / 100%		1 / $358,982 / 1.238%
GNMA-II Pool # BV6439	loanDepot.com, LLC	35 / $12,396,243 / 100%				1 / $349,613 / 2.82%
GNMA-II Pool # BV6441	loanDepot.com, LLC	139 / $44,671,367 / 100%		1 / $149,400 / 0.334%
GNMA-II Pool # BV6442	loanDepot.com, LLC	157 / $46,200,781 / 100%		1 / $234,000 / 0.506%
GNMA-II Pool # BV6453	loanDepot.com, LLC	39 / $14,255,425 / 100%		1 / $592,196 / 4.154%
GNMA-II Pool # BV6473	loanDepot.com, LLC	71 / $23,715,183 / 100%		1 / $371,434 / 1.566%
GNMA-II Pool # BV6474	loanDepot.com, LLC	37 / $10,747,004 / 100%		1 / $405,718 / 3.775%
GNMA-II Pool # BV6504	loanDepot.com, LLC	32 / $6,133,323 / 100%		1 / $610,770 / 9.958%
GNMA-II Pool # BV6506	loanDepot.com, LLC	35 / $15,274,966 / 100%		1 / $573,000 / 3.751%
GNMA-II Pool # BV6507	loanDepot.com, LLC	89 / $32,352,377 / 100%		1 / $404,010 / 1.249%
GNMA-II Pool # BV6513	loanDepot.com, LLC	138 / $41,405,881 / 100%				1 / $266,224 / 0.643%
GNMA-II Pool # BX4670	loanDepot.com, LLC	74 / $21,671,415 / 100%		1 / $630,200 / 2.908%
GNMA-II Pool # BX4717	loanDepot.com, LLC	132 / $47,965,770 / 100%		1 / $471,000 / 0.982%
GNMA-II Pool # BX4731	loanDepot.com, LLC	125 / $44,581,979 / 100%		3 / $1,113,508 / 2.498%
GNMA-II Pool # BX4748	loanDepot.com, LLC	80 / $26,748,948 / 100%		2 / $651,058 / 2.434%
GNMA-II Pool # BX4787	loanDepot.com, LLC	6 / $3,615,392 / 100%		1 / $692,300 / 19.149%
GNMA-II Pool # BX4825	loanDepot.com, LLC	83 / $30,089,433 / 100%		1 / $493,745 / 1.641%
GNMA-II Pool # BX4846	loanDepot.com, LLC	91 / $31,653,583 / 100%		1 / $437,818 / 1.383%
GNMA-II Pool # BX4864	loanDepot.com, LLC	26 / $6,630,847 / 100%		1 / $249,000 / 3.755%
GNMA-II Pool # BX4868	loanDepot.com, LLC	14 / $10,426,081 / 100%		1 / $742,000 / 7.117%
GNMA-II Pool # BZ8014	loanDepot.com, LLC	180 / $43,278,193 / 100%	1 / $232,780 / 0.538%	1 / $232,780 / 0.538%
GNMA-II Pool # CC4507	loanDepot.com, LLC	152 / $48,384,023 / 100%	1 / $145,171 / 0.3%		1 / $145,171 / 0.3%
GNMA-II Pool # CC4508	loanDepot.com, LLC	163 / $49,909,141 / 100%	1 / $223,900 / 0.449%		1 / $223,900 / 0.449%

GNMA-II Pool # Grand Total	loanDepot.com, LLC	7,030 / $2,015,477,494 / 100%	43 / $11,345,746 / 0.563%	72 / $24,043,448 / 1.193%	22 / $5,704,915 / 0.283%	3 / $1,104,237 / 0.055%	0 / $0 / 0%	0 / $0 / 0%

1)	The information reported in columns (d) through (f) is by principal balance of pool assets at the time of the respective securitization.

2)
The information reported in columns (g) through (x) is for the reporting period and the respective percentages are determined using principal balance of pool assets as of the reporting period end date.

3)
The information reported herein describes repurchases of certain assets from the applicable GNMA pool as required by the GNMA guidelines, regardless of whether an actual demand to repurchase such assets was ever made by GNMA or a third party. All the assets identified in columns (g) through (i) were identified by the Originator for repurchase during the reporting period, and were not the subject of a demand by GNMA or a third party.

4)
Each of the assets identified in columns (j) through (l) was either repurchased by the Originator during the reporting period or was paid off in full by the borrower(s) during such period. Twenty-three (23) of the assets identified in columns (j) through (l) was identified by the Originator for repurchase during the reporting period, and forty-nine (49) of the assets identified in columuns (j) through (l) were identified by the Originator or GNMA for repurchase during the reporting period ended September 30, 2020 or December 31, 2020 or were in dispute by the Originator during the reporting period ended December 31, 2020.

5)
Twenty (20) of the assets identified in columns (m) through (o) were identified by the Originator for repurchase during the reporting period, and two (2) of the assets identified in columuns (m) through (o) were identified by the Originator or GNMA for repurchase during the reporting period ended December 31, 2020.

6)
Each of the assets identified identified in columns (p) through (r) were identified by GNMA for repurchase during the reporting period ended September 30, 2020.  The Originator has not received a response from GNMA regarding its position.

Item 1.03	Notice of Termination of Duty to File Reports under Rule 15Ga-1

N/A

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: May 12, 2021	LOANDEPOT.COM, LLC.
(Securitizer)

	By:	/s/ Jeff DerGurahian
		Name:	Jeff DerGurahian
		Title:	Chief Capital Markets Officer